Schedule of changes in deferred income and social contribution taxes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income And Social Contribution Taxes
Deferred tax liability (asset) at beginning of period	R$ 1,413	R$ 1,660	R$ 1,344
Effect allocated to other comprehensive income	(102)	4	544
Effects allocated to net profit from continuing operations	210	(252)	(145)
Effects allocated to net profit from discontinuing operations (note 34)			(85)
Others	(2)	1	2
Deferred taxes arising from shareholding reorganization	(16)
Deferred tax liability (asset) at end of period	R$ 1,503	R$ 1,413	R$ 1,660